SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Net Income (Loss) Per Ordinary Share (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2021
Class A Ordinary Shares [Member]
Net Income (Loss) Per Ordinary Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares)					16,213,430		16,213,430
Numerator [Abstract]
Allocation of net loss, as adjusted	$ 0	$ 1,326,318			$ (4,486,647)		$ 7,671,161
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	0	17,250,000	17,250,000	17,250,000	5,303,571	17,250,000	17,250,000
Weighted average shares outstanding, Diluted (in shares)	0	17,250,000	17,250,000	17,250,000	5,303,571	17,250,000	17,250,000
Basic net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Diluted net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Class B Ordinary Shares [Member]
Numerator [Abstract]
Allocation of net loss, as adjusted	$ (5,000)	$ 331,579			$ (3,312,113)		$ 1,917,790
Denominator [Abstract]
Basic weighted average shares outstanding (in shares)	3,750,000	4,312,500	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500
Weighted average shares outstanding, Diluted (in shares)	3,750,000	4,312,500	4,312,500	4,312,500	3,915,179	4,312,500	4,312,500
Basic net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44
Diluted net income (loss) per share (in dollars per share)	$ 0	$ 0.08	$ (0.12)	$ 0.49	$ (0.85)	$ 0.37	$ 0.44